PROPERTY PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			₪ 39,392
Changes during
Ending Balance			37,521	₪ 39,392
US Dollars [Member]
Changes during
Ending Balance | $	[1]	$ 10,857
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			79,611	78,598
Changes during
Additions			1,791	2,143
Dispositions				(1,130)
Ending Balance			81,402	79,611
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			40,219	37,389
Changes during
Additions			3,662	3,614
Dispositions				(784)
Ending Balance			43,881	40,219
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			39,392
Changes during
Ending Balance			37,521	39,392
Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		11,398
Changes during
Dispositions | $
Ending Balance | $		10,857
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			55,079	54,487
Changes during
Additions			359	592
Dispositions
Ending Balance			55,438	55,079
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			20,527	18,701
Changes during
Additions			1,905	1,826
Dispositions
Ending Balance			22,432	20,527
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			34,552
Changes during
Ending Balance			33,006	34,552
Land and buildings [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		9,998
Changes during
Dispositions | $
Ending Balance | $		9,550
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			5,500	5,093
Changes during
Additions			205	407
Dispositions
Ending Balance			5,705	5,500
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,148	3,744
Changes during
Additions			417	404
Dispositions
Ending Balance			4,565	4,148
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,352
Changes during
Ending Balance			1,140	1,352
Machinery and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		391
Changes during
Dispositions | $
Ending Balance | $		330
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			12,240	12,555
Changes during
Additions			762	815
Dispositions				(1,130)
Ending Balance			13,002	12,240
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			10,442	10,147
Changes during
Additions			1,034	1,079
Dispositions				(784)
Ending Balance			11,476	10,442
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,798
Changes during
Ending Balance			1,526	1,798
Motor vehicles [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		520
Changes during
Dispositions | $
Ending Balance | $		442
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			5,044	4,780
Changes during
Additions			390	264
Dispositions
Ending Balance			5,434	5,044
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,150	3,909
Changes during
Additions			237	241
Dispositions
Ending Balance			4,387	4,150
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			894
Changes during
Ending Balance			1,047	894
Computers [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		259
Changes during
Dispositions | $
Ending Balance | $		303
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,748	1,683
Changes during
Additions			75	65
Dispositions
Ending Balance			1,823	1,748
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			952	888
Changes during
Additions			69	64
Dispositions
Ending Balance			1,021	952
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			796
Changes during
Ending Balance			₪ 802	₪ 796
Office furniture and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		230
Changes during
Dispositions | $
Ending Balance | $		$ 232

[1]	Convenience Translation into US Dollars.